PREFERRED SHARES AND WARRANTS TO PREFERED SHARES	12 Months Ended
Dec. 31, 2018
Disclosure of preferred shares and warrants to prefered shares [abstract]
PREFERRED SHARES AND WARRANTS TO PREFERED SHARES
NOTE 8 - PREFERRED SHARES AND WARRANTS TO PREFERED SHARES:

a.
On January 29, 2014, the Company and Centillion entered into a Series A Preferred Share Purchase Agreement (the "Centillion preferred share purchase agreement").  According to the Centillion preferred share purchase agreement, Centillion purchased 4,172 of the Company's preferred shares, for an aggregate purchase price of $2,000 thousand at a purchase price of $479.38 per share (the "per share purchase price"). The Company also issued to Centillion a warrant to purchase up to 1,043 of its applicable shares upon exercise of the warrant ("applicable shares") at the per share purchase price.  According to the Centillion Preferred share purchase agreement, upon the Company's filing of a registration statement for an initial public offering with the SEC no later than June 29, 2014, or the "first milestone", Centillion was required to purchase from the Company an additional 4,172 preferred shares at the per share purchase price (for additional proceeds of $2,000 thousand) and the Company was required to issue to Centillion a warrant to purchase an additional 1,043 applicable shares at the per share purchase price. Finally, pursuant to the terms of the Centillion preferred share purchase agreement, upon the consummation of an initial public offering of the Company's ordinary shares on or prior to December 29, 2014, pursuant to which the ordinary shares are listed on the Nasdaq or AMEX, or a "Qualified IPO" and such event the "second milestone", Centillion was required to purchase from the Company an additional 2,086 preferred shares at the per share purchase price (for additional proceeds of $1,000 thousand) and the Company was required to issue to Centillion a warrant to purchase an additional 522 preferred shares at the per share purchase price. Centillion also had the right to acquire the preferred shares and warrant to be issued upon either of the milestones prior to the applicable milestone date.

On June 18, 2014, the Company and Centillion entered into the first amendment to the Centillion preferred share purchase agreement, pursuant to which the date for the first milestone was extended from June 29, 2014 to November 1, 2014, and the date for the second milestone was extended from December 29, 2014 to May 1, 2015.

On January 21, 2015, the Company and Centillion entered into the second amendment to the Centillion preferred share purchase agreement, or the "second amendment".  Pursuant to the second amendment, Centillion exercised its right to acquire the preferred shares and warrant to be issued upon the first milestone although as of such date the Company had not filed a registration statement for its initial public offering and paid the Company $2,000 thousand. In consideration therefor, the Company also issued to Centillion an additional warrant, or the "additional Centillion warrant". The additional Centillion warrant is exercisable upon (and for a period of one year following) the first to occur of a significant financing round, an M&A event (as defined in the warrant agreement) or the Company's initial public offering, to purchase up to $2,000 thousand of the type of shares issued in such a transaction at a 25% discount to the applicable price per share.  In addition, pursuant to the second amendment the date for the second milestone was extended from May 1, 2015 to October 1, 2015.  According to the second amendment as the second milestone was not achieved by October 1, 2015, Centillion has extended it until October 1, 2017.

In the course of 2014, and on January 11, 2015 the Company consummated the closing of the Series A Preferred Share Purchase Agreements with certain shareholders ( the Additional preferred A shareholders), and such agreements together the Additional preferred share purchase agreements. Pursuant to the terms of the additional share purchase agreements the Additional preferred A shareholders purchased from the Company 939 preferred shares for an aggregate purchase price of $450 thousand, and the Company issued to each of the additional preferred A shareholders a warrant to purchase up to 234 of its applicable shares each upon substantially the same terms as the Centillion preferred share purchase agreement and the form of warrants the Company issued to Centillion. The additional preferred share purchase agreements also provide for the issuance of preferred shares and warrants upon the achievement of those milestones set forth in the Centillion preferred share purchase agreement on terms substantially identical to those contained in the Centillion preferred share purchase agreement.

In March 2015, the Company entered into the first Amendment to each of the additional preferred share purchase agreements, which contained terms substantially identical to those contained in the second amendment to the Centillion preferred share purchase agreement, and the Company issued to each of the Additional preferred A shareholders an additional warrant, or together with the additional Centillion warrant the "additional warrants", to purchase up to $450 thousand, upon terms substantially identical to those contained in the additional warrant the Company issued to Centillion in connection with the second amendment to the Centillion preferred share purchase agreement including the extension of the second milestone to October 1, 2017.

On July 20, 2017, the Company approved the amendment to the preferred share A purchase agreement with the preferred shareholders (the “Investors”).  Pursuant to the amendment the date for the second milestone was extended from October 1, 2017 to July 20, 2019 and following the occurrence of the second milestone and until July 20, 2019, the Investors shall have the option, at their sole discretion, to invest any or all of the milestone investment amount.  In addition, the exercise terms of the additional warrants granted to the Investors in 2015 were changed to a period of two year following the event of the first to occur of a significant financing round, an M&A event (as defined in the warrant agreement) or the Company's initial public offering.

Following the completion of the Preferred B Financing as defined in note 8b, the additional warrants that the Company previously issued in connection with the second amendment to the Centillion preferred share purchase agreement and the first amendment to the additional preferred share purchase agreements with the Additional preferred A shareholders became warrants to purchase Series B-1 preferred shares at an exercise price of $681.585.

Following the Closing of the IPO, see Note 10b, the Company’s 10,222 preferred A shares were automatically converted into 1,328,860 Ordinary Shares of the Company (after share split). In addition, the 2,554 warrants to purchase preferred A shares were converted into 332,020 warrants to purchase ordinary shares of the Company (after share split) and certain additional options and warrants to issue preferred A shares were automatically converted into options and warrants to purchase ordinary shares of the Company (after share split). In addition, the 3,594 additional warrants and options to purchase Preferred B-1 shares automatically converted into 467,220 warrants to ordinary shares of the Company (after share split).

b.
In October and December 2017, the Company entered into a Series B preferred share purchase agreement (the “Preferred B Financing”), with certain investors, including D.N.A and Centillion (together, the “Investors”). Pursuant to the terms of the Series B preferred share purchase agreement, the Company issued and sold to the Investors 14,283 Series B preferred shares at a price per share of $908.78, for an aggregate purchase price of $12.98 million. The total consideration net of issuance costs which paid in cash was $12.087 million.

In addition, the Company issued to a broker dealer, a warrant to purchase 526 Series B preferred shares, at a price of $908.78 per share therefore, the Company recorded additional issuance costs of $198 thousand. Of the Investors, few related parties participated in the Preferred B Financing and purchased 7,089 Series B preferred shares, in the amount of $6,442 thousand.

The Preferred B Financing constitutes a Triggering Event as defined in the 2016 Convertible Loan and as a result, the entire loan amount under the 2016 Convertible Loan, together with accrued interest in the amount of $9.0 million, was automatically converted into 13,229 Series B-1 preferred shares at a price per share of $681.585.

In addition, as a result of the Preferred B Financing, the 2016 Warrants became warrants to purchase Series B preferred shares at an exercise price of $908.78.

As part of the automatic conversion of the 2016 Convertible Loans, the Company issued to four of its related parties 1,834 Series B-1 preferred shares, and their 2016 warrants became warrants to purchase 733 Series B preferred shares. The fair value of the preferred shares and warrants was $1,621 thousand and $264 thousand, respectively.

The rights of the Series B-1 preferred shares are identical in all respects (other than the price per share) to the Series B preferred shares.

Following the completion of the Preferred B Financing the Company determined the amount of options to purchase ordinary shares of the Company, to be granted to Mr. Beshar and Dr. Garceau of 6,970 and 1,608, respectively (before share split). See also note 10c(2)(e).

c.
The preferred shares confer on the holders thereof all rights accruing to holders of Ordinary Shares in the Company, on an as-converted basis, and in addition, the preferred shares have the rights, preferences and privileges granted to the preferred shares inter alia as follows:

i.
Each holder of preferred shares had the right to convert such preferred shares into the Company's ordinary shares at the then-applicable conversion price. In addition, the preferred shares will be automatically converted into ordinary shares at the then-applicable conversion price upon the consummation of a Qualified IPO.

ii.
In any liquidation, bankruptcy, reorganization, dissolution or winding up of the Company as defined in Article 66(d) of the Company's Fifth Amended and Restated Articles of Association, whether voluntary or involuntary (each, a "Liquidation Event") or "Deemed Liquidation Event", the assets available for distribution will be applied, first to the holders of preferred shares. Each preferred share shall be entitled to receive an amount per share equal to the original preferred share price, plus all declared but unpaid dividends and annual 5% interest on the original preferred share price ("Preferred Shares Preference"). If such assets available for distribution shall be insufficient to permit the payment of the full Preferred Shares Preference, then the assets available for distribution shall be distributed pro rata among the holders of the Preferred Shares. Any remaining assets available for distribution to shareholders shall be distributed among the holders of Ordinary Shares and Preferred Shares on a pro rata basis and on an as-converted basis. In the event that the holders of Preferred Shares, upon distribution pro rata to all shareholders on as converted basis receive an aggregate amount per Preferred Share greater than three (3) times the original preferred share price then the holders of preferred shares shall not be entitled to the Preferred Shares Preference described above and all the assets available for distribution shall be distributed among the holders of ordinary shares and preferred shares on a pro rata basis on an as-converted basis.

d.
For accounting of purposes, the preferred shares were classified as a financial liability considering, inter alia, the deemed liquidation events mechanism described above.  In addition, the conversion ratio of Series A preferred shares, Series B preferred shares and Series B-1 preferred shares into ordinary shares was subject to certain adjustments, which do not meet the 'fixed for fixed' requirement of IAS 32. Therefore, the conversion option represents an embedded derivative, which should be bifurcated and accounted for separately at fair value through profit or loss.

The Company elected to designate the entire instrument at fair value through profit or loss, as permitted by IAS 39.

The warrants to purchase preferred shares issued concurrently with the Series A preferred shares, Series B preferred shares and the Series B-1 preferred shares also meet the definition of a financial liability since they were exercisable into a financial liability. These warrants were measured at fair value through profit or loss at each balance sheet date up to July 2, 2018 and on July 2, 2018.

Before the change in condition in July 2017, the liability for future issuances of preferred shares and warrants upon fulfillment of the second milestones as described in (a) above, constituted contingent forward contracts, and therefore accounted for at fair value through profit or loss at each balance sheet date.

Following the Closing of the IPO, all the Company’s preferred shares, warrants and options to purchase preferred shares were automatically converted into Ordinary Shares and warrants and options to purchase ordinary shares. Therefore, the company classified the financial liabilities to equity according to their value as of the IPO closing date.

e.	Tradable warrants

As described in Note 10(b), On July 2, 2018 the Company issued 1,400,000 tradable warrants to purchase 700,000 ordinary shares of the Company. The tradable warrants are exercisable immediately at an initial exercise price of $8.4 per ordinary share for a period of five years, unless earlier repurchased by the Company under "Fundamental Transactions” as described in the warrant or early expired as described below and in the warrant.

The exercise of the warrants is in cash, unless the warrant holder is utilizing the “cashless” exercise provision of the warrants, prior to the termination date under certain circumstances as described in the warrant. On the termination date, any warrants not previously exercised, repurchased by the Company or subject to early expiration will terminate and expire worthless.

The exercise price and number of shares issuable upon exercise of each warrant are subject to standard adjustments. The exercise price is subject to reduction if, within two years of the date of original issuance of the warrants, the Company sells or grants any warrant or option ( except in certain circumstances as described in the warrant) at an effective price per share less than $8.0 per share (as adjusted in proportion with any adjustments made from time to time), which reduction will be based on a weighted average, as described in the warrant.

The Company may accelerate the expiration date of the warrants upon written notice to the holders at any time if the last reported sale price (as defined in the warrants) exceeds $24.00 per share, which is 300% of the IPO price per unit (subject to adjustments) for a 10 consecutive trading day period.  For accounting purposes, the tradable warrants issued to the public were classified as a financial liability since their exercise price and number of shares issuable upon exercise of each warrant are subject to certain adjustments as described in the warrant form and also due to option to cashless exercise. The fair value of the tradable warrants as of the IPO closing date and as of December 31, 2018 was based on quoted price on Nasdaq (Level 1 valuation) as of the respective date.

f.	The table below presents the movements in the three components during 2018, 2017 and 2016:

	Preferred shares	Warrants to purchase preferred shares and shares	Liability to issue preferred shares and warrants	Total
	U.S. dollars in thousands
Balance as of January 1, 2016	13,062	4,117	2,154	19,333
Changes in fair value	(2,031)	(954)	(1,881)	(4,866)
Balance as of December 31, 2016	11,031	3,163	273	14,467
Issuance of Series B preferred shares and warrants to purchase Series B preferred shares	12,980	198	-	13,178
Conversion of 2016 Convertible Loan and warrants to series B-1 preferred shares and warrant to purchase Series B preferred shares	11,695	1,988	-	13,683
Change of conditions of the liability to issue preferred shares and warrants to warrants	-	1,160	(1,160)	-
Changes in fair value	(2,251)	(1,111)	887	(2,475)
Balance as of December 31, 2017	33,455	5,398	-	38,853
Conversion of Preferred shares to Ordinary shares on IPO	(32,621)	-	-	(32,621)
Conversion of Warrants to purchase preferred shares to Warrants to purchase ordinary shares on IPO	-	(5,548)	-	(5,548)
Changes in fair value	(834)	150	-	(684)
Balance as of December 31, 2018	-	-	-	-

g.
As of the closing of the IPO, July 2, 2018 and as of December 31, 2017, the Company prepared valuations of the fair value of the instruments described above using a combination of the Probability-Weighted Expected Return Method and Back Solve option pricing method model. The following parameters were used:

	July 2	December 31
	2018	2017
Price per share*	$865	$908.78
Volatility	62%	55%
Probability of entering Phase 2b/3	NA	70%
Probability for IPO	100%	85%

* The price per share as of July 2, 2018 was based on quoted price on Nasdaq before shares split. As of December 31, 2017, the valuation of the Company's financial liabilities was based on the market approach by using the price per share, prior to IPO split) of $908.78 per preferred B share as a basis for the fair market value.

Immediately prior to the IPO, the fair value measurement of the preferred shares and the convertible loan was based upon the fair value of the Company's share (the IPO price) only, which represents a level 1 measurement, while the Fair value of the warrants to ordinary shares represent a level 3 measurement.